Investments - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
	Jul. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investment in equity-method investees		€ 10,211	€ 0	€ 5,951
Equity method investments		13,170	5,329
Intangible assets, net		45,345	€ 75,614
Holisto Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	38.60%
Equity method investment, ownership percentage, fully diluted	30.00%
Investment in equity-method investees	€ 10,200
Ownership percentage, after share purchase option	100.00%
Share option, exercisable term	15 months
Equity method investment, recognized at cost		9,300
Equity method investments	€ 17,700
Intangible assets, net	5,500
Equity method investment, basis difference, tax basis differences to be recovered	2,900
Equity method investment, basis difference, goodwill	€ 9,300
Share option fair value		€ 900